Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 327,030	$ 397,917
Accounts receivable (Note 6)	146,028	182,492
Inventory (Note 7)	76,716	92,807
Prepaid expenses	6,415	6,837
Income taxes recoverable (Note 12)	872	4,417
Interest receivable (Note 13)	0	20,444
Other current assets	10,547	9,110
Current assets	567,608	714,024
Intangible assets (Notes 5 & 8)	1,503,878	2,279,720
Goodwill (Notes 9)	244,957	707,930
Fixed assets	3,426	5,366
Deferred income tax assets (Note 12)	2,466	979
Derivative financial instruments (Note 13)	0	23,555
Total Assets	2,322,335	3,731,574
Current
Accounts payable and accrued liabilities (Note 10)	201,913	169,493
Provisions (Note 11)	34,096	27,234
Income taxes payable (Note 12)	50,311	45,801
Current portion of long-term debt (Note 14)	3,688,418	76,492
Current portion of purchase consideration payable (Note 21)	1,835	104,039
Cross currency swap liability (Note 13)	114,431	0
Current liabilities	4,091,004	423,059
Long-term debt (Note 14)	0	3,469,285
Purchase consideration payable (Note 21)	6,549	7,505
Deferred income tax liabilities (Note 12)	135,119	181,238
Derivative financial instruments (Note 13)	0	27,854
Other liabilities	176	206
Total Liabilities	4,232,848	4,109,147
Shareholders' Deficit
Share capital (Note 15)	1,283,083	1,277,175
Contributed surplus	52,757	49,949
Accumulated other comprehensive loss	(294,745)	(343,824)
Deficit	(2,951,608)	(1,360,873)
Total Shareholders' Deficit	(1,910,513)	(377,573)
Total Liabilities and Shareholders' Deficit	$ 2,322,335	$ 3,731,574